DESCRIPTION OF THE PLAN - Employer Matching Contributions Vesting Schedule (Details) - Atlantic American Corporation 401(k) Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF THE PLAN [Abstract]
Vesting Percentage, Less than one	0.00%
Vesting Percentage, One	20.00%
Vesting Percentage, Two	40.00%
Vesting Percentage, Three	60.00%
Vesting Percentage, Four	80.00%
Vesting Percentage, Five	100.00%